SUMMARY OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	$ (3,303,471)	$ (3,901,425)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	3,303,471	597,954
Deferred tax liability (asset)		(3,303,471)
Propert plant and equipment non current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	595,911	(87,695)
Increase (decrease) through business combinations, deferred tax liability (asset)	(795,115)	795,115
Deferred tax expense (income) recognised in profit or loss	199,092	(111,509)
Deferred tax liability (asset)	(112)	595,911
Other non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	6,933	(2,240)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	(6,933)	9,173
Deferred tax liability (asset)		6,933
Non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(2,700,627)	(3,991,360)
Increase (decrease) through business combinations, deferred tax liability (asset)	(795,115)	795,115
Deferred tax expense (income) recognised in profit or loss	3,495,630	495,618
Deferred tax liability (asset)	(112)	(2,700,627)
Receivables [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax liability (asset)
Prepaid expenses current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	333,551
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	(332,107)	333,551
Deferred tax liability (asset)	1,444	333,551
Other current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	986,367	134,390
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	(986,367)	851,977
Deferred tax liability (asset)		986,367
Current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,319,918	134,390
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	(1,318,474)	1,185,528
Deferred tax liability (asset)	1,444	1,319,918
Depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax liability (asset)
Income in advance current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	408,206	365,377
Increase (decrease) through business combinations, deferred tax liability (asset)	33,663	(33,663)
Deferred tax expense (income) recognised in profit or loss	(441,869)	76,492
Deferred tax liability (asset)		408,206
Tax losses current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,307,820)	100,464
Increase (decrease) through business combinations, deferred tax liability (asset)	761,452	(761,452)
Deferred tax expense (income) recognised in profit or loss	546,368	(646,832)
Deferred tax liability (asset)		(1,307,820)
Net deferred tax and liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(2,280,323)	(3,391,129)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	2,281,655	1,110,806
Deferred tax liability (asset)	$ 1,332	$ (2,280,323)